EFMT DEPOSITOR LLC abs-15g

Exhibit 99.07 - Schedule 5

Report Pulled:	2/26/2026
Loan Count:	465 / 499

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	31	6.67%
Appraised Value	9	1.94%
CLTV	10	2.15%
Debt Service Coverage Ratio	195	41.94%
First Payment Due Date	5	1.08%
Loan Purpose	3	0.65%
LTV	16	3.44%
Maturity Date	15	3.23%
Original Interest Rate	3	0.65%
Original Loan Amount	1	0.22%
Original Qualifying FICO Score	5	1.08%
Origination/Note Date	17	3.66%
Originator Back-End DTI	50	10.75%
Property Type	10	2.00%
Subject Zipcode	10	2.00%
The Original Principal and Interest Payment Amount	4	0.86%